CONSOLIDATED STATEMENTS OF FINANCIAL POSITION $ in Thousands, € in Millions, ৳ in Millions, ¥ in Millions, £ in Millions, $ in Millions, $ in Millions, $ in Millions	Dec. 28, 2025 USD ($)	Dec. 29, 2024 USD ($)
Current assets:
Cash and cash equivalents (note 6)	$ 284,458	$ 98,799
Trade accounts receivable (note 7)	955,670	542,359
Inventories (note 8)	2,370,165	1,110,562
Prepaid expenses, deposits and other current assets	140,271	106,964
Assets held for sale (note 23)	959,313	0
Total current assets	4,709,877	1,858,684
Non-current assets:
Property, plant and equipment (note 9)	1,467,719	1,173,240
Right-of-use assets	234,752	95,568
Intangible assets (note 11)	3,021,414	253,319
Goodwill	868,848	271,677
Deferred tax assets	22,952	21,800
Other non-current assets	139,675	40,834
Total non-current assets	5,755,360	1,856,438
Total assets	10,465,237	3,715,122
Current liabilities:
Accounts payable and accrued liabilities	1,264,210	490,073
Income taxes payable	80,764	29,668
Current portion of lease obligations (note 10(b))	59,759	17,749
Current portion of long-term debt (note 12)	450,000	300,000
Liabilities held for sale (note 23)	380,923	0
Total current liabilities	2,235,656	837,490
Non-current liabilities:
Long-term debt (note 12)	3,863,680	1,235,870
Non-current	254,742	99,671
Other non-current liabilities (note 14)	29,432	19,143
Employee benefit obligations (note 13)	118,409	37,667
Total non-current liabilities	4,667,360	1,420,981
Total liabilities	6,903,016	2,258,471
Equity (note 15):
Share capital	2,299,475	268,557
Contributed surplus	112,775	69,920
Retained earnings	1,170,259	1,118,201
Accumulated other comprehensive (loss) income	(20,288)	(27)
Total equity attributable to shareholders of the Company	3,562,221	1,456,651
Total liabilities and equity	10,465,237	3,715,122
Deferred income taxes (note 20)	$ 401,097	$ 28,630